Income tax expense (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Summary of Allocation of Income Tax Expense Between Current and Deferred Taxes
The table below shows the allocation of income tax expense between current and deferred taxes:

(€ million)	2020	2019	2018
Current taxes	(1,912)	(1,892)	(1,212)
Deferred taxes	99	1,753	731
Total	(1,813)	(139)	(481)
Income before tax and investments accounted for using the equity method	13,804	2,822	4,405

Summary of Difference Between Effective Tax Rate and Standard Corporate Income Tax Rate
The difference between the effective tax rate and the standard corporate income tax rate applicable in France is explained as follows:

(as a percentage)	2020	2019	2018
Standard tax rate applicable in France	32.0	34.4	34.4
Difference between the standard French tax rate and the rates applicable to Sanofi(a)	(18.2)	(22.9)	(17.4)
Revisions to tax exposures and settlements of tax disputes	0.5	4.8	(1.4)
Impact of US tax reform(b)	—	—	(4.3)
Impact of past acquisitions and divestitures	—	(6.2)	—
Fair value remeasurement of contingent consideration(c)	—	(2.6)	0.2
Other items(d)	(1.2)	(2.6)	(0.6)
Effective tax rate	13.1	4.9	10.9
(a) The difference between the French tax rate and tax rates applicable to foreign subsidiaries reflects the fact that Sanofi has operations in many countries, most of which have lower tax rates than France. For 2020, this line includes the difference between the standard French tax rate and the tax rate applicable to the gain on divestment of Regeneron shares.
(b) For 2018, this line reflects an adjustment of €188 million to the estimated tax charge on deemed repatriation attributable to the accumulated earnings of non-US operations.
(c) For 2019, this line includes impacts related to the MSD contingent consideration and to the CVRs issued in connection with the acquisition of Genzyme.
(d) In determining the amount of the deferred tax liability for 2020, 2019 and 2018, Sanofi took into account changes in the ownership structure of certain subsidiaries. For 2018, "Other items" also includes the net tax effect of taxable temporary differences associated with holdings in Sanofi subsidiaries.